Note 6 - Vessels and Advances, Net	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Vessels and advances, net [Text block]
6.
Vessels and advances, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2019	$3,299,311	$(1,092,525)	$2,206,786
Depreciation	-	(102,101)	(102,101)
Vessel acquisitions, advances and other vessels' costs	371,978	-	371,978
Vessel sales, transfers and other movements	(97,538)	52,705	(44,833)
Balance, December 31, 2019	$3,573,751	$(1,141,921)	$2,431,830
Depreciation	-	(101,541)	(101,541)
Vessel acquisitions, advances and other vessels' costs	275,230	-	275,230
Vessel sales, transfers and other movements	(323,014)	168,005	(155,009)
Balance, December 31, 2020	$3,525,967	$(1,075,457)	$2,450,510

During the year ended
December 31, 2020,
the Company acquired the
2009
-built,
4,258
TEU
Virgo
(ex.
JPO Virgo
), the
2007
-built,
2,572
TEU
JPO Scorpius
and the
2011
-built,
4,178
TEU
Neokastro
and took delivery of the
12,690
TEU newbuilds
YM Triumph
,
YM Truth
and
YM Totality
from the shipyard. Upon their delivery, all
three
newbuild vessels commenced their
10
-year time charters.

On
October 2, 2020,
the Company agreed to acquire a
2006
-built
5,642
TEU containership and on
December 18, 2020
the Company agreed to acquire
two
2004
-built,
6,492
TEU containerships. All are expected to be delivered during the first
quarter of
2021
(Note
21
(e)).

During the year ended
December 31, 2019,
the Company prepaid the outstanding balances of Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co. finance lease liabilities (Note
11
) and acquired back the
2014
-built,
9,403
TEU
MSC Azov
,
MSC Ajaccio
and
MSC Amalfi
. At the same year, the Company agreed to acquire
four
secondhand containerships. During the year ended
December 31, 2019,
the Company took delivery of
three
of the aforementioned vessels the
2010
-built,
4,258
TEU
Volans
and
Vulpecula
(ex.
JPO Vulpecula
) and the
2009
-built,
4,258
TEU
Vela
.

During the year ended
December 31, 2018,
the Company acquired
six
secondhand containerships,
Michigan
,
Trader
,
Megalopolis
,
Marathopolis
,
Maersk Kleven
and
Maersk Kotka
, with an aggregate capacity of
28,602
TEU.

On
November 12, 2018,
the Company purchased from York (Notes
8
and
9
) its
60%
of the equity interest in the companies owning the containerships
Triton
,
Titan
,
Talos
,
Taurus
and
Theseus
, with an aggregate capacity of
72,120
TEU, thus becoming sole shareholder of the container vessels (Note
9
).
Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition, amounting to
$1,439
in the aggregate, current and non-current portion (Note
12
). Management accounted for this acquisition as an asset acquisition under ASC
805
“Business Combinations”.

In
May 2018,
the Company ordered
five
newbuild vessels from a shipyard, each with approximately
12,690
TEU capacity. As discussed above
three
of the newbuilt vessels were delivered during
2020
and the remaining
two
are expected, at this time, to be delivered during the
first
half of
2021
(Note
21
(e)) and upon delivery, they will commence a
ten
-year time charter with their charterers. In
August 2018,
the Company entered into financing agreements
with a financial institution
for the
five
newbuild containerships (Note
10
).

On
December 11, 2020,
the Company decided to make arrangements to sell the vessel
Halifax Express
. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the vessel as “held for sale” were met.
During the year ended
December 31, 2020,
the Company sold the vessels
Neapolis
,
Kawasaki
,
Kokura
,
Zagora
and
Singapore Express
and recognized a net loss of
$79,120,
which is separately reflected in Loss on sale / disposal of vessels, net in the accompanying
2020
consolidated statement of operations.
As of
December 31, 2020,
the amount of
$12,416,
separately reflected in Vessels held for sale in the consolidated balance sheet, represents the fair market value of the vessel
Halifax Express
based on its estimated sale price, net of commissions (Level
2
inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell of the vessel and the vessel's carrying value, amounting to
$7,665,
was recorded in the year ended
December 31, 2020,
and is separately reflected as Loss on vessels held for sale in the accompanying
2020
statement of operations. During the year ended
December 31, 2020,
the Company recorded an impairment loss in relation to
five
of its vessels in the amount of
$31,577
(including
$693
transferred from Deferred charges, net). The fair values of the five
vessels were determined through Level
2
inputs of the fair value hierarchy (Note
19
).

On
December 26
,
2019
and
December 31, 2019,
the Company decided to make arrangements to sell the vessels
Neapolis
and
Zagora
, respectively. At these dates, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the
two
vessels as “held for sale” were met. As of
December 31, 2019,
the amount of
$4,908,
separately reflected in Vessels held for sale in the
2019
consolidated balance sheet, represents the fair market value of the vessels based on the vessels' estimated sale price, net of commissions (Level
2
inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell the vessels and the vessels' carrying value, amounting to
$2,495,
was recorded in the year ended
December 31, 2019,
and is separately reflected as Loss on vessels held for sale in the accompanying
2019
statement of operations.

During the year ended
December 31, 2019,
the Company sold the vessels
MSC Pylos
,
Piraeus
,
Sierra II
(ex.
MSC Sierra II
),
Reunion
(ex.
MSC Reunion
) and
Namibia II
(ex.
MSC Namibia
II) and recognized an aggregate loss of
$19,589,
which is separately reflected in Loss on sale / disposal of vessels, net in the accompanying
2019
consolidated statement of operations.

During the year ended
December 31, 2019,
the Company recorded an impairment loss in relation to
two
of its vessels in the amount of
$3,042
(including
$1,548
transferred from Deferred charges, net (Note
7
)), in the aggregate, and is separately reflected in Vessels impairment loss in the
2019
consolidated statement of operations.

During the year ended
December 31, 2018,
the Company sold for demolition the vessels
Itea
and
MSC Koroni
and recognized an aggregate loss of
$3,071,
which is separately reflected in Loss on sale / disposal of vessels, net in the accompanying
2018
consolidated statement of operations. On
December 28
,
2018,
the Company decided to make arrangements to sell the vessel
MSC Pylos
. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the vessel
MSC Pylos
as “held for sale” were met. The difference between the estimated fair value less cost to sell the vessel and the vessel's carrying value (including the unamortized balance of its dry-docking cost), amounting to
$101,
was recorded in the year ended
December 31, 2018,
and is separately reflected as Loss on vessel held for sale in the
2018
consolidated statement of operations.

Forty-
six
of the Company's vessels, with a total carrying value of
$1,536,190
as of
December 31, 2020,
have been provided as collateral to secure the long-term debt discussed in Note
10.
This excludes the
four
vessels under the sale and leaseback transactions described in Note
11,
the
three
newbuild vessels discussed above, the
five
vessels acquired under the Share Purchase Agreement (Note
9
) with York and
three
unencumbered vessels.